As filed with the Securities and Exchange Commission on April 30, 1997.

                                                  Registration Nos.: 333-_____
                                                                     811-08199
 -----------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 [X]

                                      AND

                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [X]

                          MONUMENT SERIES FUND, INC.
              (Exact Name of Registrant As Specified in Charter)

                 8377 Cherry Lane, Laurel, Maryland 20707-4831
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 301-604-1626

                                DAVID A. KUGLER
                                   President
                        The Monument Funds Group, Inc.
                               8377 Cherry Lane
                          Laurel, Maryland 20707-4831

                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

An indefinite number of securities is being registered by this Registration Statement, pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                       Cross-reference Sheet Required by
                   Rule 495 under the Securities Act of 1933


PART A
FORM N-1A ITEM NO.                                        CAPTION IN PROSPECTUS
1.    Cover Page                                          Cover Page

2.    Synopsis                                            Table of Fees and Expenses; Summary

3.    Condensed Financial Information                     Performance

4.    General Description of Registrant                   General Information; The Funds; Special Risk Considerations

5.    Management of the Fund                              Management; General Information

5A.   Management's Discussion of Fund Performance         Not Applicable

6.    Capital Stock and Other Securities                  General Information; Dividends and Distributions; Tax
                                                          Considerations; Buying, Redeeming and Exchanging Shares; Cover
                                                          Page

7.    Purchase of Securities Being Offered                Buying, Redeeming, and Exchanging Shares;
                                                          Services to Help You Manage Your Account

8.    Redemption or Repurchase                            Buying, Redeeming, and Exchanging Shares

9.    Pending Legal Proceedings                           Not Applicable


PART B                                                    CAPTION IN
FORM N-1A ITEM NO.                                        STATEMENT OF ADDITIONAL INFORMATION
10.   Cover Page                                          Cover Page

11.   Table of Contents                                   Table of Contents

12.   General Information and History                     Not applicable

13.   Investment Objectives and Policies                  Investment Policies; Potential Risks;
                                                          Investment Restrictions

PART B                                                    CAPTION IN
FORM N-1A ITEM NO.                                        STATEMENT OF ADDITIONAL INFORMATION
14.   Management of the Fund                              Directors and Officers

15.   Control Persons and Principal Holders               Principal Holders of Securities
      of Securities

16.   Investment Advisory and Other Services              Directors and Officers; Investment Advisory and Other
                                                          Services; The Company's Principal Underwriter

17.   Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage

18.   Capital Stock and Other Securities                  Further Description of the Company's Shares

19.   Purchase, Redemption and Pricing of                 Buying, Redeeming and Exchanging Shares;
      Securities Being Offered                            Valuation of Fund Shares

20.   Tax Status                                          Additional Information on Distributions and Taxes

21.   Underwriters                                        The Company's Principal Underwriter

22.   Calculation of Performance Data                     Performance Information

23.   Financial Statements                                Not Applicable


PART C

     Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                                                         SUBJECT TO COMPLETION

                          MONUMENT SERIES FUND, INC.

                          WASHINGTON AREA GROWTH FUND
                    WASHINGTON AREA AGGRESSIVE GROWTH FUND

                  PRELIMINARY PROSPECTUS DATED APRIL 30, 1997

This Prospectus describes the Washington Area Growth Fund and the Washington Area Aggressive Growth Fund (each, a "Fund"; collectively, the "Funds"). Each Fund represents a separate series of shares of common stock of the Monument Series Fund, Inc. (the "Company"), a newly organized mutual fund.

WASHINGTON AREA GROWTH FUND ("GROWTH FUND") seeks to maximize long-term growth of capital, by investing primarily in a non-diversified portfolio of equity securities of Washington area companies with market capitalizations of $2 billion or more at the time of purchase.

WASHINGTON AREA AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND") seeks to maximize long-term growth of capital, by investing primarily in a non-diversified portfolio of equity securities of Washington area companies with market capitalizations of less than $2 billion at the time of purchase.

As used herein, the phrase "Washington area companies" includes companies that are organized or headquartered in, have a major place of business in, and/or derive 50% of their revenues or operating earnings from, Washington, D.C., Maryland or Virginia.

This Prospectus sets forth concisely the information about the Company that you should know before investing. Please read it and retain it for future reference. For more information about the Funds, you may wish to refer to the Company's Statement of Additional Information ("SAI"), dated April __, 1997, which is on file with the Securities and Exchange Commission ("SEC") and incorporated herein by reference. You can obtain a free copy of the SAI by writing to Monument Shareholder Services, Inc. ("Shareholder Services"), a wholly-owned direct subsidiary of The Monument Funds Group, Inc., at 8377 Cherry Lane, Laurel, Maryland 20707-4831, or by calling 888-520-1105 or 301-604-4088. You may also direct inquiries regarding the Funds to Shareholder Services at the same address or telephone number.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE AMENDED REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BY ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE COMPANY'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE IS NO GUARANTEE THAT THE FUNDS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                 [COVER PAGE]

                               TABLE OF CONTENTS

 Description                                                          Page
 -----------                                                          ----
Table of Fees and Expenses...........................................  3
Summary..............................................................  4
Performance..........................................................  5
The Funds............................................................  6
     Investment Objectives and Programs..............................  6
     Investment Policies and Restrictions............................  8
Special Risk Considerations.......................................... 10
Management........................................................... 12
Tax Considerations................................................... 14
Dividends and Distributions.......................................... 15
Buying, Redeeming, and Exchanging Shares............................. 16
     Buying Fund Shares.............................................. 16
     Redeeming and Exchanging Fund Shares............................ 17
     Waiver of Sales Charges......................................... 18
     Rule 12b-1 Plan................................................. 18
     Proper Form..................................................... 19
Services to Help You Manage Your Account............................. 20
General Information.................................................. 21

                          TABLE OF FEES AND EXPENSES

The following table is designed to help you understand the various fees and expenses that you may bear, both directly and indirectly, by investing in the Funds.

                                                                                            Aggressive
                                                                  Growth Fund              Growth Fund
                                                                  ------------             -----------
 Shareholder Transaction Expenses
 --------------------------------
Maximum Sales Load (as a percentage of  offering price).....         2.50%                    2.50%
       Maximum Sales Load Imposed on Purchases (1).....1.25%
       Maximum Deferred Sales Load (2).................1.25%
       Maximum sales load imposed on reinvested
        dividends and distributions.........................         None                     None
       Redemption Fees......................................         None                     None
       Exchange Fee.........................................         None                     None


 Annual Fund Operating Expenses
 ------------------------------
(as a percentage of average net assets)

       Advisory Fee.........................................         1.00%                    1.00%
       12b-1 Fees (3).......................................         None (3)                 None (3)
       Other Expenses (4)...................................         0.70% (4)                0.70% (4)
       Total Fund Operating Expenses 4......................         1.70% (4)                1.70% (4)

 -----------------------


(1) Reduced rates apply to purchase payments over $50,000. See "Public Offering Price" and "Rights of Accumulation."

(2) Does not apply to redemptions of Fund shares held for 12 months or more from the date of purchase. See "Deferred Sales Charge."

(3) Each Fund has approved the payment of a maximum distribution fee, equal to 0.25% of its average daily net assets, to Monument Distributors, Inc. ("Monument Distributors" or "Distributors"), the principal underwriter for each Fund. Distributors has agreed to waive the distribution fee for the next 12 months. Long-term investors may pay more than the economic equivalent of the maximum sales charge imposed on purchases, stated above.

(4) Other expenses for each Fund are based on estimated amounts for the current fiscal year.

EXAMPLES. You would pay the following expenses on a $1,000 investment in shares of a Fund, assuming (a) a 5% annual return and (b) redemption at the end of each time period:


                                                              1 Year                    3 Years
                                                              ------                    -------
                  Growth Fund                                 $29.56                    $52.90
                  Aggressive Growth Fund                      $29.56                    $52.90

You would pay the following expenses on the same investment, assuming no redemption:

                                                              1 Year                    3 Years
                                                              ------                    -------
                  Growth Fund                                 $17.06                    $52.90
                  Aggressive Growth Fund                      $17.06                    $52.90


The above examples assume payment of the maximum initial sales charge of 1.25% at the time of purchase, and payment of the deferred sales charge of 1.25% as of the last day of the first year. Shares held for 12 months or more are not subject to the deferred sales charge. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

THE ABOVE EXAMPLES ARE NOT REPRESENTATIVE OF A PARTICULAR FUND'S ACTUAL OR FUTURE EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLES ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A CONSTANT LEVEL OF TOTAL FUND OPERATING EXPENSES FOR EACH YEAR.


                                    SUMMARY


THE COMPANY. The Company is registered with the SEC as an open-end management investment company. The Company currently offers shares of two Funds, each with distinct investment objectives and investment strategies. See "The Funds."

THE ADVISOR. Monument Advisors, Ltd. (" Monument Advisors" or "Advisors") serves as each Fund's investment advisor. See "Management."

THE DISTRIBUTOR. Monument Distributors, an affiliate of Monument Funds Group, Inc. ("Monument Funds Group") serves as each Fund's principal underwriter. See "Buying, Redeeming, and Exchanging Shares."

THE  SHAREHOLDER  SERVICING  AGENT.   Monument  Shareholder   Services,   Inc.
("Shareholder Services") provides administrative services to the shareholders of each Fund. See "Management - Shareholder Services."

SHARE TRANSACTIONS. You can purchase and redeem Fund shares, or exchange shares of one Fund for those of another, by contacting Monument Distributors, 8377 Cherry Lane, Laurel, MD 20707 (888-520-9950 or 301-604-4407). A sales charge may apply to your purchase or redemption. See "Buying, Redeeming, and Exchanging Shares."

Initial investments in a Fund must be at least $2500 and additional investments must be at least $50. Lower minimums apply for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. See "Minimum Investments."

SUITABILITY FOR INVESTORS. Before investing in a Fund, you should consider whether the Fund suits your financial objectives, given the amount of your purchases, the length of time you expect to hold Fund shares, and whether you desire dividend income. You should not rely on the Funds for short-term financial needs or for short-term investment in the stock market. The Funds are intended to be part of a well-balanced, comprehensive investment program. See "Special Risk Considerations."

DISTRIBUTIONS. Each Fund currently intends to declare and pay dividends from net investment income, if any, on a quarterly basis. Each Fund currently intends to make distributions of realized capital gains, if any, on an annual basis. You may reinvest dividends and distributions that you receive in additional Fund shares at current net asset value (i.e., without payment of a sales charge). See "Dividends and Distributions" and "Tax Considerations."


                                  PERFORMANCE


Each Fund may, from time to time, include quotations of its total return in advertisements, sales literature, and shareholder reports. The TOTAL RETURN of a Fund refers to the percentage change in value of a hypothetical investment in the Fund, including the deduction of a proportional share of Fund expenses, and assuming the reinvestment of all dividends and capital gain distributions during the periods shown.

CUMULATIVE TOTAL RETURN reflects the total change in value of an investment in a Fund over a specified period, including, for example, periods of one, five, and ten years, or the period since the Fund's inception through a stated ending date.

AVERAGE ANNUAL TOTAL RETURN is the constant rate of return that would produce the cumulative total return over a specified period, if compounded annually. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURN, YOU SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. Average annual total return figures are calculated according to a formula prescribed by the SEC.

To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total return information into income results and capital gain or loss. To illustrate the effect of various charge assumptions, a Fund may present its performance information without including the effect of one or more sales charges, which tends to elevate a Fund's total return figures as presented. Additionally, as previously noted, Monument Advisors may, pursuant to the Expense Agreement, assume and reimburse certain expenses of a Fund, thereby increasing that Fund's total return.

Each Fund may compare its performance in advertisements, sales literature, and shareholder reports to widely recognized indices and to other mutual funds. See "Performance Information" in the SAI for more details.

The performance of each Fund will vary from time to time, depending on variables such as economic and market conditions, and, to a lesser degree, Fund operating expenses. Accordingly, past results are not necessarily indicative of future results. Your investment in a Fund is not insured or guaranteed. You should consider these factors before making an investment in a Fund.


                                   THE FUNDS


This section describes the investment objectives, investment programs, policies and restrictions of each Fund. Each Fund's investment objective is a fundamental policy, which means that it can not be changed without the approval of a majority of that Fund's outstanding shares (within the meaning of the Investment Company Act of 1940 ("1940 Act")). Each Fund's investment program, policies, and restrictions are not fundamental, which means that, unless otherwise noted below or required by law, they can be changed by the Company's Board of Directors ("Board of Directors" or "Board") without shareholder approval. As with any mutual fund, there can be no assurance that a Fund will meet its investment objective.


INVESTMENT OBJECTIVES AND PROGRAMS

WASHINGTON GROWTH FUND. The Fund's investment objective is to maximize long-term growth of capital. The Fund pursues its objective by investing, under normal circumstances, primarily (i.e., at least 65% of its total assets) in equity securities of Washington area companies with market capitalizations of $2 billion or more at the time of purchase. Equity securities include common stocks, preferred stocks, warrants, and securities convertible into or exchangeable for common stocks ("convertible securities").

When selecting investments for the Fund, Advisors will seek to identify Washington area companies that it believes possess characteristics that will lead to long-term growth of capital. These characteristics may include, without limitation, the following: a history of consistent earnings growth, leading or dominant market position in a growing industry, products or services that are in high or growing demand, and experienced and successful management. Although the stocks in which the Fund may invest may sometimes pay dividends, Advisors does not expect dividend income to be a primary criterion for selection.

Although the Fund's emphasis will be on well-established companies, the Fund also may invest in smaller companies of the type in which the Aggressive Growth Fund may invest, although it will limit its investments in issuers that have less than three years continuous operation, including the operations of any predecessor companies, to no more than 5% of the Fund's total assets. The securities of these companies generally will be listed on national securities exchanges or traded in the over-the-counter securities market ("OTC market").

For temporary defensive purposes, Advisors may invest up to 100% of the Fund's assets in high quality, short-term debt instruments. In addition, the Fund may, from time to time, invest a portion of its assets in cash, repurchase agreements, or other debt securities when Advisors deems such positions advisable in light of economic or market conditions. See "Investment Policies and Restrictions" for further information on the types of investments that the Fund may make.

WASHINGTON AGGRESSIVE GROWTH FUND. The Fund's investment objective is to maximize long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, primarily (i.e., at least 65% of its total assets) in equity securities of Washington area companies with market capitalizations of less than $2 billion at the time of purchase. In addition, subject to its restriction on investments in illiquid securities, the Fund may invest in private placements. See "Private Placements."

When selecting investments for the Fund, Advisors will seek to identify Washington area companies that it believes are likely to benefit from new or innovative products, services or processes that are likely to enhance the companies' prospects for future growth in earnings. Companies with these characteristics are likely to be relatively unseasoned companies in new and emerging industries. These companies generally will have no established history of paying dividends, and dividend income, if any, is likely to be incidental.

Although the Aggressive Growth Fund's emphasis will be on companies with smaller market capitalizations than the companies in which Growth Fund will primarily invest, the Fund intends to seek out growth companies suitable for the Fund without regard to market capitalization. Accordingly, the Fund may invest in well-established companies as well. The securities of these companies may be listed on national securities exchanges or traded in the OTC market.

For temporary defensive purposes, Advisors may invest up to 100% of the Fund's assets in high quality, short-term debt instruments. In addition, the Fund may, from time to time, invest a portion of its assets in cash, repurchase agreements, or other debt securities when Advisors deems such positions advisable in light of economic or market conditions. See "Investment Policies and Restrictions" for further information on the types of investments that the Fund may make.

Because of its more aggressive investment program, you can expect this Fund to be significantly more volatile than the Growth Fund.


INVESTMENT POLICIES AND RESTRICTIONS

In pursuit of its investment objective, each Fund may invest in a variety securities and employ a variety of investment practices that comprise the Fund's investment policies. The section below describes some of the types of securities and investment practices that Advisors may use in its day-to-day management of each Fund's assets. The section below also describes certain restrictions applicable to each Fund's investments. See "Investment Policies" and "Investment Restrictions" in the SAI for more information.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. Although each Fund will enter into repurchase agreements only with institutions that Advisors believes present minimal credit risk, it is conceivable that a repurchase agreement issuer could seek relief under bankruptcy laws or otherwise default on its obligations under its repurchase agreement. In that event, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; (c) a possible loss on the sale of the underlying collateral; and (d) expenses of enforcing its rights.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities, including, among other securities, U.S. Treasury obligations such as Treasury Bills (maturities of one year or less) or Treasury Notes (maturities of less than three years). The market value of U.S. Government securities will fluctuate with changes in interest rate levels. Thus, if interest rates increase from the time the security was purchased, the market value of the security will decrease. Conversely, if interest rates decrease, the market value of the security will increase.

WRITING COVERED CALL OPTIONS. Each Fund may write (sell) covered call options, including those that trade in the over-the-counter market, to increase its return (through the receipt of premiums) or to provide a partial hedge against declines in the market value of its portfolio securities. Neither Fund will engage in such transactions for speculative purposes. A call option gives the purchaser the right, and obligates the writer to sell, in return for a premium paid, a particular security at a predetermined or "exercise" price during the period of the option. A call option is "covered" if the writer owns the underlying security that is the subject of the call option. The investment policy of each Fund permits the writing of covered call options on securities comprising no more than 25% of the value of each Fund's net assets. The writing of call options is subject to risks, including the risk that the Fund will not be able to participate in any appreciation in the value of the securities above the exercise price. See "Investment Policies" in the SAI for more information.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities that are illiquid.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if Advisors deems it advisable.

PRIVATE PLACEMENTS. Each Fund may purchase securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as "private placements." Each Fund generally will treat private placements as illiquid securities, unless Advisors determines, pursuant to procedures adopted by the Board, that they are liquid. For example, each Fund may purchase private placements that may be resold to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that Advisors, under supervision of the Board, determines that such securities have a readily available trading market. Advisors will monitor the liquidity of Rule 144A securities held by each Fund and, if as a result of changed conditions, Advisors determines that a Rule 144A security is no longer liquid, it will review the Fund's holdings of these securities to determine what, if any, action may be necessary to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

CONVERTIBLE SECURITIES. Each Fund may invest in bonds, notes, debentures, preferred stocks and other securities that are convertible or that carry the right to buy a certain amount of common stock of the same or a different issuer within a specified period of time. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying stock. As with a non-convertible fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security generally is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral may consist of cash, securities issued by the U.S. Government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Funds may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, as utilized by the Funds, the Funds continue to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

STOCK INDEX FUTURES CONTRACTS. Each Fund may enter into stock index futures contracts. No Fund has a current intention of investing more than 5% of its net assets in such instruments.

BORROWING. Each Fund may borrow money to meet redemption requests and for other temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets, including the amount borrowed (less liabilities other than borrowings). While borrowings exceed 5% of a Fund's total assets, the Fund will not make any additional investments.

OTHER INVESTMENT POLICIES AND RESTRICTIONS. The Funds have adopted a number of additional investment restrictions that limit their activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Funds' investment policies, see "Investment Policies" and "Investment Restrictions" in the SAI.

PORTFOLIO TURNOVER. There are no limitations on the length of time that a Fund must hold a portfolio security. A Fund may sell a portfolio security, and will reinvest the proceeds, whenever Advisors deems such action prudent from the viewpoint of a Fund's investment objective. A Fund's annual portfolio turnover rate may vary significantly from year to year. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of a Fund's distributions constituting taxable capital gains may increase. Advisors does not expect the portfolio turnover rates for either Fund to exceed 100%.


                          SPECIAL RISK CONSIDERATIONS


When you own shares of a Fund, you not only have the ability to participate in potential increases in share value, you also bear the risk that the value of the Fund's shares may decline. This section discusses some of the special risks associated with an investment in the Funds.

WASHINGTON AREA COMPANIES. Because each Fund intends to invest primarily in Washington area companies, changes in the economic, political, regulatory, and business environment in the Washington area (including Washington, D.C., Maryland, and Virginia) are likely to have a greater impact on the Funds than on mutual funds whose investments are not likewise geographically focused.

SMALL COMPANIES. The Aggressive Growth Fund, and, to a lesser extent, the Growth Fund, may invest in companies with small market capitalizations (i.e., less than $500 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, and they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Securities of small companies present greater risks than securities of larger, more established companies.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of the Aggressive Growth Fund's shares to be more volatile than the shares of a mutual fund, such as the Growth Fund, that invests primarily in larger company stocks.

TECHNOLOGY AND RESEARCH COMPANIES AND CURRENCY RISK. Consistent with its investment objective, each Fund expects to invest a portion of its assets in securities of companies involved in biological technologies, computing technologies, and communication technologies (collectively, "technology sectors"), and companies related to these industries. Typically, these companies' products or services compete on a global, rather than a predominately domestic or regional basis. The technology sectors historically have been volatile and securities of companies in these sectors may be subject to abrupt or erratic price movements. Advisors will seek to reduce such risks through extensive research, and emphasis on more globally-competitive companies. In addition, because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses. The history of these markets reflect both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.

DIVERSIFICATION. Each Fund is non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much each Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the

Internal Revenue Code ("Code"), each Fund intends to comply, as of the end of each calendar quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, each Fund will, among other things, limit its investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, each Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. Nevertheless, as a general matter, the Funds may be more susceptible than a diversified fund to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector in which the Funds may maintain investments.


                                  MANAGEMENT


BOARD OF DIRECTORS. The Board of Directors is responsible for managing each Fund's business affairs.

INVESTMENT ADVISOR. Monument Advisors serves as the investment advisor to each Fund pursuant to an investment advisory agreement, dated __________, 1997 ("Advisory Agreement"). Subject to the supervision of the Board of Directors, Advisors is responsible under the Advisory Agreement for selecting and managing each Fund's portfolio investments in accordance with each Fund's investment objective, program, policies and restrictions. Advisors also is responsible for placing orders for the purchase and sale of each Fund's investments with brokers and dealers selected by Advisors. In addition, pursuant to the Advisory Agreement, Advisors has agreed to render regular reports to the Board regarding its investment decisions and brokerage allocation practices for each Fund, to assist each Fund's custodian in valuing portfolio securities and computing each Fund's net asset value, and to furnish each Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. See "Investment Advisory and Other Services" in the SAI for further information.

Monument Advisors, located at 8377 Cherry Lane, Laurel, Maryland 20707-4831, is a wholly-owned subsidiary of The Monument Group, Inc., which in turn is wholly-owned by David A. Kugler, President of Advisors, and President of the Company. Monument Advisors is a newly organized company that also manages the portfolio investments of qualified individuals, retirement plans, charitable foundations and trusts. As of April, 1997, Advisors managed approximately $8 million in assets.

For its services, Advisors receives, pursuant to the Advisory Agreement, a monthly fee from each Fund equal to an annualized rate of 1.00% of the monthly average net assets of such Fund through $50 million in net assets; 0.75% of the monthly average net assets of such Fund greater than $50 million through $100 million in net assets; and 0.625% of the average monthly net assets exceeding $100 million in net assets.

PORTFOLIO MANAGERS. [NAME AND TITLE] serves as the portfolio manager for the Growth Fund and has managed the Fund since its inception. ______________ has ___ years investment management experience and has been with Advisors since
__________ 1997. Prior to that, _________ was [PRIOR INVESTMENT EXPERIENCE TO COME]. [NAME AND TITLE] serves as the portfolio manager for the Aggressive Growth Fund and has managed the Fund since its inception. ______________ has ___ years investment management experience and has been with Advisors since
__________ 1997. Prior to that, _________ was [PRIOR INVESTMENT EXPERIENCE TO COME].

ADMINISTRATOR. State Street Bank and Trust Company ("State Street") has agreed to provide certain administrative services to each Fund pursuant to an administration agreement, dated ____________, 1997 ("Administration Agreement"). Among other things, State Street has agreed to oversee various matters for each Fund, including the determination of net asset values by each Fund's custodian, the maintenance of books and records by each Fund's custodian, and the payment of fees to each Fund's investment adviser, custodian, and transfer and dividend disbursing agent ("Transfer Agent"). State Street also has agreed to prepare each Fund's income tax returns; to arrange for the payment of Fund expenses; to prepare periodic reports to shareholders, proxy statements, and other shareholder communications; to prepare certain regulatory and other reports as may be requested by the Board of Directors; to make reports and recommendations to the Board of Directors concerning the performance and fees paid to third party service providers, such as each Fund's independent accountants, custodian, and Transfer Agent; to assist with shareholder inquiries; and to assist each Fund's investment advisor with respect to various compliance matters. For its services under the Administration Agreement, State Street receives a monthly fee equal to an annualized rate of ____% of each Fund's average daily net assets.

SHAREHOLDER SERVICES. Pursuant to a Shareholder Services Agreement, dated ___________, 1997 ("Services Agreement"), Shareholder Services has agreed to maintain accounts for, and serve as a customer liaison to, the shareholders of each Fund, and to perform various services in relation thereto, which include responding to requests for information and other types of shareholder account inquiries, both by telephone and in writing. Shareholder Services may also produce customized shareholder account statements and performance reports to supplement those reports provided by State Street. For its services under the Services Agreement, Shareholder Services receives a monthly fee equal to an annualized rate of 0.20% of each Fund's average daily net assets.

PORTFOLIO BROKERAGE. In accordance with policies established by the Board of Directors, Advisors may take into account sales of shares of the Funds in selecting broker-dealers to effect portfolio transactions on behalf of the Funds. For a discussion of Advisors' brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the SAI.

FUND EXPENSES. Each Fund will bear certain expenses attributable to it, including the following: (a) advisory fees; (b) fees and expenses of independent auditors and independent legal counsel retained by the Company;
(c)  brokerage  commissions  for  transactions  in portfolio  investments  and similar fees and charges for the acquisition, disposition, lending or borrowing of such portfolio investments; (d) fees and expenses of the Transfer Agent, custodian and any depository appointed for the safekeeping of its cash, portfolio securities and other property; (e) all taxes, including issuance and transfer taxes, and corporate fees payable by the Fund to federal, state or other governmental agencies; (f) interest payable on the Fund's borrowings;
(g) extraordinary or non-recurring expenses, such as legal claims and liabilities and litigation costs and indemnification payments by the Fund in connection therewith; (h) all expenses of shareholders and Board of Directors meetings (exclusive of compensation and travel expenses of those Directors and employees of the Company who are "interested persons" of the Company within the meaning of the 1940 Act); (i) compensation and travel expenses of those Directors who are not "interested persons" of the Company within the meaning of the 1940 Act; (j) fees and expenses involved in the preparation of all reports as required by federal or state law or regulations; (k) fees and expenses involved in registering or otherwise qualifying the Fund's shares with the SEC and various states and other jurisdictions, and maintaining such registrations or qualifications; (l) the expense of preparing, setting in type, printing in quantity, and distributing to then-current shareholders such materials as prospectuses, statements of additional information, and supplements thereto, as well as periodic reports to shareholders, communications, and proxy materials (including proxy statements and proxy cards) relating to the Fund, and the processing, including tabulation, of the results of proxy solicitations; (m) the expense of furnishing or causing to be furnished to each shareholder statements of account, including the expense of mailing; (n) membership or association dues for the Investment Company Institute or similar organizations; (o) postage; and (p) the cost of the fidelity bond required by 1940 Act Rule 17g-1 and any errors and omissions insurance or other liability insurance covering the Company and/or its officers, Directors and employees.


                              TAX CONSIDERATIONS


THE FUNDS. Each Fund intends to qualify for special tax treatment afforded to regulated investment companies under the Code. To establish and continue its qualification, each Fund intends to limit its income from short-term trading and to diversify its assets as the Code requires. Each Fund also intends to distribute substantially all of its net investment income and capital gains to its shareholders to avoid federal income tax on the income and gains so distributed.

SHAREHOLDERS. For federal income tax purposes, any dividend of net investment income that you receive from the Funds, as well as any net short term capital gain distribution, are generally taxable to you as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions of net long-term capital gains are generally taxable to you as long-term capital gains, regardless of how long you have owned your Fund shares and regardless of whether you have elected to receive such distributions in cash or in additional shares.

Generally, distributions are taxable to you for the year in which they are paid. In addition, certain distributions that are declared in October, November or December, but which, for operational purposes, are paid the following January, are taxable as though they were paid by December 31 of the year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares held for six months or less generally will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to the shares.

TAX INFORMATION. The Funds will advise you promptly, after the close of each calendar year, of the tax status for federal income tax purposes of all dividends and distributions paid for such year.

The foregoing is only a general discussion of applicable federal income tax provisions. For further information, see "Additional Information on Distributions and Taxes" in the SAI. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR PARTICULAR TAX SITUATION.


                          DIVIDENDS AND DISTRIBUTIONS


Each Fund declares and pays dividends from its net investment income quarterly, and distributes capital gains, if any, annually, usually in December. Dividends and capital gains are calculated and distributed the same way for each Fund. The amount of any income dividends per share will differ, however, due to the individual investment strategies of the Funds. Dividend payments are not guaranteed, are subject to the Board's discretion, and may vary from time to time. THE FUNDS DO NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN THEIR SHARES.

Each Fund will reinvest any dividends and capital gains distributions in additional shares of the Fund unless you select another option on your application. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days prior to the record date for us to process the new option.

                   BUYING, REDEEMING, AND EXCHANGING SHARES


BUYING FUND SHARES

BY MAIL. You can buy shares of each Fund by sending a completed application, along with a check, to Monument Distributors at P.O. Box 5009, 8377 Cherry Lane, Laurel, Maryland 20726. See "Proper Form."

BY WIRE. You may also wire payments for Fund shares to the wire bank account for the appropriate Fund. Before wiring funds, please call Distributors at 1-888-520-9950 or 301-604-4407 to advise the Fund of your investment and to receive instructions as to how and where to wire your investment. Please remember to return your completed application to Distributors, at the address above. See "Proper Form."

MINIMUM INVESTMENTS. The minimum initial investment in a Fund is $2500. Subsequent investments must be at least $50. The minimum initial and subsequent investments are $500 and $50, respectively, when purchasing through a tax-qualified retirement plan or through an Automatic Investment Plan.

PUBLIC OFFERING PRICE. When you buy shares of a Fund, you will receive the public offering price per share next determined after Distributors receives your order. Each Fund's public offering price per share is equal to the Fund's net asset value per share plus a sale charge, described below, paid to Distributors.


                                                Sales Charge as a Percentage of
                                                -------------------------------
                                                                                                        Amount Paid To
 Amount of Purchase at the                              Offering                Net Amount           Dealers As A Percentage
 Public  Offering Price                                  Price                   Invested               Of Offering Price
 -------------------------                              --------                ----------           ------------------------
 $50,000 or less                                          1.25%                    1.27%                      None
 Over $50,000 through $100,000                            1.00%                    1.01%                      None
 Over $100,000 through $1,000,000                         0.75%                    0.76%                      None
 $1,000,000 and above                                     0.50%                    0.51%                      None


RIGHT OF ACCUMULATION. You may reduce the sales charge by combining the amount invested in a Fund with certain previous purchases of shares of either Fund. Your shares in a Fund previously purchased will be taken into account on a combined basis at the current net asset value per share of a Fund in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Fund shares that were sold subject to the sales charge that are still held in the Fund will be included in the calculation. To take advantage of this privilege, you must notify Monument Distributors at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send payment to Monument Distributors along with your request to combine purchases, please specify your account number.

WHEN SHARES ARE PRICED. Each Fund is open for business each day the New York Stock Exchange ("Exchange") is open. Each Fund determines its share price as of the close of regular trading on the Exchange, generally 4:00 p.m. New York time.

NET ASSET VALUE. Each Fund's share price is equal to the net asset value ("NAV") per share of the Fund. Each Fund calculates its NAV per share by valuing and totaling its assets, subtracting any liabilities, and dividing the remainder, called net assets, by the number of Fund shares outstanding. The value of each Fund's portfolio securities is generally based on market quotes if they are readily available. If they are not readily available, Advisors will determine their market value in accordance with guidelines adopted by the Board. For information on how the Funds value their assets, see "Valuation of Fund Shares" in the SAI.


REDEEMING AND EXCHANGING FUND SHARES

THROUGH MONUMENT DISTRIBUTORS. You can redeem shares of the Funds, or exchange shares of one Fund for those of another, by submitting your order in proper form either in writing to Monument Distributors at the above address, or by telephoning Monument Distributors at 888-520-9950 or 301-604-4407. See "Proper Form."

THROUGH THE TRANSFER AGENT. You may also redeem or exchange Fund shares by submitting your order in proper form to State Street, the Transfer Agent for each Fund, at 225 Franklin Street, Boston, MA 02110. See "Proper Form."

SMALL ACCOUNT REDEMPTIONS. Due to the relatively high cost of maintaining accounts with smaller holdings, each Fund reserves the right to redeem your shares if, as a result of redemptions, the value of your account drops below each Fund's $500 minimum balance requirement ($250 in the case of IRAs, or other retirement plans and custodial accounts). Each Fund will give you 30 days' advance written notice and a chance to increase your Fund balance to the minimum requirement before the Fund redeems your shares.

REDEMPTION PRICE. Monument Distributors or the Transfer Agent will process your redemption request using the NAV of the applicable Fund's shares next determined after Monument Distributors or the Transfer Agent receives your order in proper form. Depending on the length of time you have held your Fund shares, you may be subject to a deferred sales charge, described below.

REDEMPTION PROCEEDS. Monument Distributors or the Transfer Agent will generally pay redemption proceeds by the next business day after processing, but in no event later than three business days after receiving your redemption order in proper form, subject to the following. If you are redeeming shares that you just purchased and paid for by personal check, Monument Distributors or the Transfer Agent may delay sending you the proceeds for up to ten (10) calendar days to allow your check to clear (this holding period does not apply to cashier's, certified, or treasurer's checks). Additionally, the Company, on behalf of each Fund, may suspend the right of redemption or postpone the date of payment during any period that the Exchange is closed, or trading in the markets that a Fund normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

REDEMPTIONS IN KIND. The Company reserves the right to redeem its shares in kind, which means that upon tendering shares of a Fund, you could receive assets other than cash in return. Nevertheless, the Company has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 from a Fund or one percent of the net asset value of a Fund at the beginning of such period. See "Buying, Redeeming, and Exchanging Shares" in the SAI for more information.

DEFERRED SALES CHARGE. A deferred sales charge equal to 1.25% of the offering price (1.27% of the net amount invested) may apply if you redeem all or a portion of your investment in a Fund in less than 12 months from the date of purchase. The purpose of the deferred sales charge, along with the initial sales charge, is to compensate Distributors for costs that it incurs in distributing Fund shares. These costs include, for example, the expense of printing prospectuses that prospective investors receive. Distributors currently does not reallow any amount of this charge to dealers.

To reduce the impact of this charge, each Fund will redeem shares that are not subject to the sales charge first. Each Fund will then redeem shares subject to the deferred sales charge in the order in which you purchased them. When you request the sale of a stated NUMBER OF SHARES, each Fund will deduct the amount of any sales charge from the sales proceeds. When you request the sale of a stated DOLLAR AMOUNT, each Fund will redeem additional shares to cover any deferred sales charge, unless you specify otherwise.

WAIVER OF SALES CHARGES

Sales   charges  do  not  apply  to:  (1)   reinvestment   of  dividends   and
distributions; (2) exchanges of Fund shares for those of another; (3) redemptions by a Fund when an account falls below the minimum required account size; and (4) purchases of Fund shares made by Directors, officers, or employees of the Company, Advisors, Monument Distributors, Monument Funds Group, or The Monument Group, Inc., and by members of their immediate families.

RULE 12B-1 PLAN

The Board has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Plan"). Pursuant to the Plan, each Fund may finance any activity or expense that is intended primarily to result in the sale its shares. Under the Plan, each Fund may pay a fee ("12b-1 fee") to Distributors up to a maximum of 0.25%, on an annualized basis, of its average daily net assets. The activities and expenses financed by the 12b-1 fee may include, but are not limited to:
(a) compensation to and expenses, including overhead and telephone expenses, of employees of Distributors who engage in the distribution of the shares of each Fund; (b) printing and mailing of prospectuses, statements of additional information, and periodic reports to prospective shareholders of each Fund;
(c) expenses relating to the development, preparation,
printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to each Fund; (d) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the shares of each Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the shares of each Fund; (f) expenses of obtaining information and providing explanations to prospective shareholders of each Fund regarding its investment objectives and policies and other information pertaining to it, including its performance;
(g) expenses of training sales personnel selling each Fund's shares; and (h) expenses of personal services and/or maintenance of shareholder accounts with respect to the shares of each Fund. Distributors has advised the Company that it intends to waive the 12b-1 fee for each Fund's first year of operations. See "Rule 12b-1 Plan" in the SAI.


PROPER FORM

Your order to buy shares is in proper form when Monument Distributors receives your signed shareholder application and check or wire payment. Your written request to sell or exchange shares is in proper form when Monument Distributors or the Transfer Agent receives written instructions signed by all registered owners, with a signature guarantee if necessary.

WRITTEN   INSTRUCTIONS.   All   registered   owners   must  sign  any  written
instructions. To avoid any delay in processing your transaction, such instructions should include:

          o   your name,
          o   the Fund's name,
          o   a description of the request,
          o   for exchanges, the name of the Fund you are exchanging into,
          o   your account number,
          o   the dollar amount or number of shares, and
          o   your daytime or evening telephone number.

SIGNATURE GUARANTEES. For our mutual protection, we require a signature guarantee in the following situations:

          o   you wish to redeem over $50,000 worth of shares,
          o you want redemption proceeds to be paid to someone other than the registered owners,
          o you want redemption proceeds to be sent to an address other than the address of record, preauthorized bank account, or preauthorized brokerage firm account,
          o we receive instructions from an agent, not the registered owners, or
          o we believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR PRIOR TO SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

RETIREMENT PLAN ACCOUNTS. You may not sell shares or change distribution options on retirement plan accounts by telephone. While you may exchange shares by phone, certain restrictions may be imposed on other retirement plans. To obtain any required forms or more information about distribution or transfer procedures, please call Shareholder Services.


                   SERVICES TO HELP YOU MANAGE YOUR ACCOUNT


AUTOMATIC INVESTMENT PLAN. Our automatic investment plan offers a convenient way to invest in the Funds. Under the plan, you can automatically transfer money from your checking account to the Fund(s) each month to buy additional shares. If you are interested in this plan, please refer to the automatic investment plan application included with this Prospectus. The market value of the Funds' shares will fluctuate and the systematic investment plan will not assure a profit or protect against a loss. You may discontinue the plan at any time by notifying Shareholder Services by mail or phone.

TELEPHONE TRANSACTIONS. You may redeem shares of a Fund, or exchange shares of one Fund for that of another Fund, by telephone. Please refer to the sections of this Prospectus that discuss the transaction you would like to make, or call Shareholder Services. We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal or other identifying information, and will also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to send written instructions to us, as described elsewhere in this Prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

STATEMENTS AND REPORTS. You will receive transaction confirmations and account statements on a regular basis. Confirmations and account statements will reflect transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM. You will also receive semi-annual financial reports for each Fund in which you have invested. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Please call Shareholder Services if you would like an additional free copy of the Funds' financial reports or an interim quarterly report.

INSTITUTIONAL ACCOUNTS. Additional methods of buying, redeeming, or exchanging shares of the Fund may be available to institutional accounts. For further information, please call Shareholder Services.


                              GENERAL INFORMATION


THE COMPANY. The Company, a Maryland corporation organized on April 7, 1997, is an open-end management investment company, whose Funds are non-diversified. The Company's authorized capital consists of 2 billion shares of common stock with a par value of $0.001 per share. The Company currently offers, on a continuous basis, two series of common stock, namely, the Growth Fund and the Aggressive Growth Fund, each of which is currently authorized to issue up to 250 million shares. The Company may offer additional series in the future.

Shares of each Fund, when issued, are fully-paid and non-assessable and have equal rights as to redemption and participation in dividends, earnings, and assets remaining in liquidation. Shareholders have no preemptive or conversion rights. As of the date of this Prospectus, ________________ may be deemed to be a control person of each Fund as a result of their ownership of more than 25% of each Fund's outstanding shares (to be supplied by amendment).

VOTING. Shares of each Fund have equal voting rights, except that shareholders of each Fund will vote separately on matters affecting only that Fund. Fractional shares have proportionately the same rights as do full shares. The voting rights of each Fund's shares are non-cumulative, which means that the holders of more than 50% of the shares of the Funds voting for the election of Directors have the ability to elect all of the Directors, with the result that the holders of the remaining voting shares will not be able to elect any Director.

The Company does not intend to hold annual shareholder meetings, though it may, from time to time, hold special meetings of Fund shareholders, as required by applicable law. The Board of Directors, in its discretion, as well as the holders of at least 10% of the outstanding shares of a Fund, also may call a shareholders meeting. The federal securities laws require that the Funds help you communicate with other shareholders in connection with the election or removal of members of the Board.

CUSTODIAN AND TRANSFER AGENT. Investors Fiduciary Trust Company, a subsidiary of State Street located at 127 West 10th Street, Kansas City, MO 64105, serves as custodian for each Fund's portfolio securities and other assets. State Street, 225 Franklin Street, Boston, MA 02110, serves as the Transfer Agent for each Fund.

LEGAL COUNSEL. Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised the Company on certain federal securities law matters.

OTHER INFORMATION. This Prospectus does not report any financial information or performance results for the Funds, which only recently commenced operations. An audited balance sheet, showing the Company's assets and liabilities, and the report of the Company's independent auditors thereon, are located in the SAI. In the future, financial statements and performance results of the Funds will appear in this Prospectus and the SAI. Additional information about the performance of the Funds will appear in the Company's annual report to shareholders, which the Company will provide free of charge.

Apart from the Prospectus and the SAI, the Company's registration statement contains certain additional information that may be of interest to you. You may obtain that information from the SEC by paying the charges prescribed under its rules and regulations.

This Prospectus does not constitute an offer to sell Fund shares in any state or jurisdiction in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the SAI.


                               [BACK COVER PAGE]

                                                         SUBJECT TO COMPLETION


                          MONUMENT SERIES FUND, INC.

                          WASHINGTON AREA GROWTH FUND
                    WASHINGTON AREA AGGRESSIVE GROWTH FUND

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997


This Statement of Additional Information ("SAI") is not a Prospectus. It contains additional information that you should read in conjunction with the prospectus, dated _______, 1997 ("Prospectus"), for the Monument Series Fund, Inc. Capitalized terms appearing in this SAI that are not otherwise defined herein have the same meaning given to them in the Prospectus. You may obtain a copy of the Prospectus by writing Shareholder Services at 8377 Cherry Lane, Laurel, Maryland 20707-4831, or by calling 888-520-1105 or 301-604-4088.


TABLE OF CONTENTS                                                          PAGE

Investment Policies........................................................  2
Potential Risks............................................................  6
Investment Restrictions....................................................  7
Directors and Officers.....................................................  8
Investment Advisory and Other Services..................................... 10
Portfolio Transactions and Brokerage....................................... 11
Buying, Redeeming, and Exchanging Shares................................... 12
Principal Holders of Securities............................................ 14
Valuation of Fund Shares................................................... 14
Additional Information on Distributions and Taxes.......................... 16
Further Description of The Company's Shares................................ 19
The Company's Principal Underwriter........................................ 20
Performance Information.................................................... 21
Financial Statements....................................................... 23
Appendix:  Performance Comparisons......................................... 24


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT
BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                              INVESTMENT POLICIES


The Prospectus describes the fundamental investment objectives and certain investment programs, policies, and restrictions applicable to each Fund. The following is additional information for your consideration.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. The period of these agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements of more than one year's duration. The securities that are subject to the repurchase agreement, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Each Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. A Fund may not enter into a repurchase agreement with more than seven days duration if, as a result, more than 15% of the market value of that Fund's net assets would be invested in such repurchase agreements.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. Subject to this limitation, the Board has authorized each Fund to invest in restricted securities where such investment is consistent with that Fund's investment objective, and has authorized such securities to be considered liquid to the extent Advisors determines that there is a liquid institutional or other market for such securities - for example, restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933 ("1933 Act"), and for which a liquid institutional market has developed. The Board will review any determination by Advisors to treat a restricted security as a liquid security on an ongoing basis, including Advisors' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisors and the Board will take into account the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to buy or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; (4) the nature of the security and marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, and (5) such other factors as Advisors may determine to be relevant to such determination.

ENHANCED CONVERTIBLE SECURITIES. Each Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit that is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

Each Fund also may invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by a company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS, they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by an operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. Each Fund also may invest in additional types of convertible securities that are not specifically referred to herein but which are similar to those described, so long as such investment is consistent with the Fund's investment objective, and investment programs, policies, and restrictions.

An investment in an enhanced convertible security or any other security may involve certain risks to a Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet that Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. There can be no assurance that a liquid secondary market for these securities will exist when Advisors determines to dispose of a Fund's investment in such securities.

WRITING CALL OPTIONS. Each Fund may write (sell) covered call options. Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by a Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction," by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing purchase transaction will permit the Fund to use cash or proceeds from the concurrent sale of any securities subject to the option to make other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. A Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

WRITING COVERED OVER-THE-COUNTER ("OTC") OPTIONS. A Fund may write ("sell") covered call options that trade in the OTC market to the same extent that it will engage in exchange traded options. Just as with exchange traded options, OTC call options give the holder the right to buy an underlying security from an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. However, OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option.

FUTURES CONTRACTS. Each Fund may buy and sell stock index futures contracts traded on domestic stick exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases, each Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contract, and, at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin." Thereafter, a Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index. A Fund may buy or sell a stock index futures contract if, immediately thereafter, the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts dues not exceed 5% of the market value of the Fund's total assets.

A Fund will not enter into any stock index or financial futures contract if, immediately thereafter, more than one-third of the Fund's total assets would be represented by futures contracts. To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract, which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.


                                POTENTIAL RISKS


OPTIONS AND FUTURES. Although each Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium, but loses any opportunity to profit from an increase in the market price of the underlying securities above the exercise price during the option period. A Fund also retains the risk of loss if the price of the security declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund's portfolio securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's Portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's portfolio may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund's initial investment in such contract. Successful use of futures contracts depends upon Advisors' ability to predict correctly movements in the direction of the securities markets generally or of a particular segment of a securities market. No assurance can be given that Advisors' judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. Each Fund does not believe that these trading and positions limits will have an adverse impact on its strategies for hedging its securities.

                            INVESTMENT RESTRICTIONS


The Company has adopted the following restrictions as fundamental policies for each Fund as stated. These restrictions are fundamental policies of the Fund and may not be changed for any given Fund without the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund or (ii) 67% or more of the voting securities present at a shareholder meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are represented at the meeting in person or by proxy. The investment restrictions of one Fund thus may be changed without affecting those of any other Fund. Under the restrictions, each Fund MAY NOT:

1. issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings;

2. make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33 1/3% of the Fund's total assets. This limitation does not apply to purchases of debt securities or to repurchase agreements;

3. borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). No Fund will purchase securities when its borrowings exceed 5% of its total assets;

4. invest more than 25% of the Fund's total assets (at the time of the most recent investment) in any single industry. This limitation does not apply to investments in obligations of the US. Government or any of its agencies or instrumentalities;

5. act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act;

6. invest in securities for the purpose of exercising management or control of the issuer, except that each Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act, regulations thereunder, or exemptions therefrom;

7. purchase or sell commodity contracts, except that each Fund may, as appropriate and consistent with its investment objectives and policies, enter into financial futures contracts, options on such futures contracts, forward foreign currency exchange contracts, forward commitments, and repurchase agreements;

8. effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold;

9. purchase or sell real estate or any interest therein, except that each Fund may, as appropriate and consistent with its investment objectives and policies, invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities; or

10. invest in the securities of other investment companies, except that each Fund may acquire securities of another investment company pursuant to a plan of reorganization, merger, consolidation or acquisition, or except where the Fund would not own, immediately after the acquisition, securities of other investment companies which exceed in the aggregate
      (i) more than 3% of the issuer's outstanding voting stock, (ii) more than 5% of the Fund's total assets, and (iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets, or except as otherwise permitted by the 1940 Act and the regulations thereunder or exemptions therefrom.

In addition to these fundamental policies, it is the present policy of each Fund (which may be changed without the shareholder approval) not to pledge, mortgage or hypothecate its assets as security for loans, nor to engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, or invest its short-term cash in shares of a money market mutual fund (pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments). Each Fund may not invest in excess of 5% of its net assets, valued at the lower of cost or market, in warrants, nor more than 2% of its net assets in warrants not listed on either the New York or American Stock Exchange.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


                            DIRECTORS AND OFFICERS


The Board has the responsibility for the overall management of the Company, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Company who are responsible for administering the Company's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Company under the 1940 Act are indicated by an asterisk (*).

                             PRINCIPAL OCCUPATIONS

 NAME, ADDRESS  AND AGE                 POSITIONS WITH THE COMPANY          DURING THE PAST FIVE YEARS
 -----------------------                --------------------------          ---------------------------
 * David A. Kugler (37)                 Director and President              President and Director, The
  8377 Cherry Lane                                                          Monument Group, Inc. (a holding
  Laurel, MD 20707                                                          company); President and Director,
                                                                            The Monument Funds Group, Inc. (a
                                                                            holding company); President and
                                                                            Director, Monument Advisors, Ltd;
                                                                            President and Director, Monument
                                                                            Distributors; Account Vice Presi-
                                                                            dent, Paine Webber, Inc.;
                                                                            Financial Consultant, Merrill
                                                                            Lynch & Co.


              [ADDITIONAL INFORMATION TO BE FILED BY AMENDMENT.]


Directors and officers of the Company who are affiliated with Advisors and/or Distributors receive no remuneration from the Company. Each Director who is not an interested person of the Company receives an annual retainer of $______ for serving on the Board, an annual retainer of $____ for serving on one or more committees of the Board, and a $____ fee for each regular or special Board meeting he or she attends. The Directors also receive reimbursement for their expenses incurred in attending any meeting of the Board. The Board generally meets quarterly.

Additionally, certain Directors and officers of the Company who are shareholders of Advisors and/or Distributors may be deemed to receive indirect remuneration by virtue of their interests in Advisors and/or Distributors, respectively.


COMMITTEES OF THE BOARD OF DIRECTORS.

The Company has an Audit Committee, an Executive Committee and a Pricing and Investment Committee. The duties of these three Committees and their present membership are as follows:

AUDIT COMMITTEE: The members of the Audit Committee consult with the Company's independent auditors if the auditors deem it desirable, and will meet with the Company's independent auditors at least once annually to discuss the scope and results of the annual audit of the Funds and such other matters as the Committee members deem appropriate or desirable. Directors _____, _____, and _____ are members of the Audit Committee.

EXECUTIVE COMMITTEE: During intervals between meetings of the Board, the Executive Committee possesses and may exercise all of the powers of the Board in the management of the Company except as to those matters that specifically require action by the Board. Directors _____, _____, and _____ are members of the Executive Committee.

PRICING AND INVESTMENT COMMITTEE: During intervals between meetings of the Board, the Pricing and Investment Committee reviews each Fund's investments and confers with Advisors at such times and as to such matters as the Committee members deem appropriate. Directors _____, _____, and _____ are members of the Pricing and Investment Committee.


                    INVESTMENT ADVISORY AND OTHER SERVICES

ADVISORY AGREEMENT. Pursuant to the Advisory Agreement, Advisors provides certain services to each Fund. The services provided by Advisors include: (1) furnishing an investment program by determining what investments a Fund should purchase, hold, sell, or exchange; determining the manner in which to exercise any voting rights, rights to consent to corporate action, or other rights pertaining to a Fund's investment securities; and rendering regular reports to the Company regarding the investment decisions that it has made on behalf of each Fund, the reasons for such decisions, and the extent to which is has implemented such decisions; (2) placing orders for the execution of each Fund's securities transactions, in accordance with any applicable directions from the Board, and rendering certain reports to the Company regarding brokerage business placed by Advisors; (3) using its best efforts to recapture all available tender offer solicitation fees in connection with tenders of the securities of any Fund, and any similar payments; (4) advising the Board of any fees or payments which it may be possible for Advisors or an affiliate thereof to receive in connection with the purchase or sale of investment securities for any Fund; (5) assisting the Custodian with the valuation of the securities of each Fund, and in calculating the net asset value of each Fund;
(6) providing assistance to the Company with respect to the Company's registration statements, regulatory reports, periodic reports to shareholders and other documents required by applicable law; (7) providing assistance to the Company with respect to the development and maintenance of a compliance program; and (8) furnishing, at its own expense, adequate facilities and personnel for the Directors and officers of the Company to manage the Company's affairs.

Under the Advisory Agreement, the advisory fee for each Fund is payable at the end of each calendar month, determined by applying the annual rates, as set out in the Prospectus, to the average daily net assets of each Fund.

The Advisory Agreement was approved, with regard to each Fund, on ________________, 1997, by the Board, and was subsequently approved by the initial shareholders of each Fund, following their investment of the initial capitalization of each Fund. The Advisory Agreement will remain in effect until _________________, 1999, with respect to each Fund and will continue in effect from year to year thereafter for each Fund as long as its continuance is specifically approved at least annually by a vote of the Board (on behalf of such Fund) or by a vote of the holders of a majority of such Fund's outstanding voting securities (as defined by the 1940 Act), and in either event, by a majority vote of the Board members who are not interested persons of Advisors or the Company (other than as members of the Board), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty at any time by the Board, Advisors, or with respect to any Fund, by a vote of a majority of that Fund's shareholders, in each case on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

CUSTODIAN. Investors Fiduciary Trust Company acts as custodian of the securities and other assets of each Fund, and for cash received in connection with the purchase of Fund shares. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

INDEPENDENT AUDITORS. __________, located at ____________, serve as the Company's independent auditors. Their auditing services include rendering an opinion on the financial statements of the Company.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE


Advisors,  pursuant  to the  Advisory  Agreement,  and  subject to the general control of the Board, places all orders for the purchase and sale of securities of each Fund. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best combination of price and execution ("best execution") available. Advisors will consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis.

Advisors is authorized to pay brokerage commissions, on behalf of each Fund, in an amount in excess of that which another broker might have charged that Fund, in recognition of certain research and other services provided by that broker. More specifically, in the allocation of brokerage business used to purchase securities for a Fund, Advisors may give preference to those broker-dealers who provide research or other services to Advisors as long as there is no sacrifice in obtaining best execution. Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to Advisors in rendering investment management services to other clients (including affiliates of Advisors), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to Advisors in carrying out its obligations to the Company. While such research is available to and may be used by Advisors in providing investment advice to all its clients (including affiliates of Advisors), not all of such research may be used by Advisors for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by Advisors, and the expenses of Advisors will not necessarily be reduced by the receipt of such supplemental research.

When portfolio transactions are executed on a securities exchange, the amount of commission paid by a Fund is negotiated between Advisors and the broker executing the transaction. Advisors will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisors, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price. Occasionally, securities may be purchased directly from the issuer, which does not involve the payment of commissions.

Because Monument Distributors is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when a Fund tenders portfolio securities pursuant to a tender offer solicitation. As a means of recapturing brokerage for the benefit of such Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next advisory fee payable to Advisors will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

Securities of the same issuer may be purchased, held, or sold at the same time by the Company for both of its Funds, or by other accounts or companies for which Advisors provides investment advice (including affiliates of Advisors). On occasions when Advisors deems the purchase or sale of a security to be in the best interest of the Company, as well as Advisors' other clients, Advisors, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, Advisor will allocate the securities so purchased or sold, as well as the expenses incurred in the transaction, in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.


                   BUYING, REDEEMING, AND EXCHANGING SHARES

ADDITIONAL INFORMATION ON BUYING SHARES. The Company continuously offers shares of the Funds through advertisements, mailings and, in the future, the Internet. When you buy shares, if you submit a check or a draft that is returned unpaid to the Company we may impose a $25 charge against your account for each returned item.

REINVESTMENT DATE. Fund shares acquired through the reinvestment of dividends will be purchased at the Fund's net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON REDEEMING SHARES: REDEMPTIONS IN KIND. The Company, on behalf of the Funds, has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record of a Fund, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of a Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Company does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

ADDITIONAL INFORMATION ON EXCHANGING SHARES. If you request the exchange of the total value of your account from one Fund to another Fund, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new Fund at the Fund's net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders should, within a short period, sell their shares of a Fund under the exchange privilege, the Fund might have to sell portfolio securities that it might otherwise hold and would incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If large inflows of money occur, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments.
However, if Advisors believes that attractive investment opportunities, consistent with a Fund's investment objective and policies, exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of each Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may delay issuing shares pursuant to an exchange until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after Monument Distributors receives your request for exchange in proper form. Please see "Buying, Redeeming, and Exchanging Shares" in the Prospectus.

ADDITIONAL INFORMATION ON SALES CHARGES. As described in the Prospectus, the offering and redemption price of each Fund's shares is based on that Fund's NAV per share, plus an initial and deferred sales charge, respectively, that is paid to Monument Distributors. See "Public Offering Price," "Redemption Price," and "Net Asset Value" in the Prospectus. Initial and deferred sales charges do not apply to certain classes of persons or transactions, as described in

"Waiver of Sales Charges" in the Prospectus. The reason for the waiver of sales charges in these situations is that they do not involve the same level of expenses that are associated with the sale of Fund shares to the general public. In addition, as shown in the table under "Public Offering Price" in the Prospectus, initial sales charges decline as the amount of Fund shares purchased increases to reflect certain economies of scale in the selling effort associated with larger purchases.

GENERAL INFORMATION. We will consider dividend checks that the U.S. Postal Service returns marked "unable to forward" as a request by you to change your dividend option to reinvest all distributions. We will reinvest the proceeds in additional shares at the net asset value of the applicable Fund(s) until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct, from your account, the costs of our efforts to find you. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and any other available payment mediums that you use buy or sell shares of a Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


                       PRINICIPAL HOLDERS OF SECURITIES

As of ________, 1997, no person controlled or was presumed to control either the Growth Fund or the Aggressive Growth Fund. However, as of _______, 1997, the following individuals owned of record and beneficially 5% or more of the shares of the Growth Fund, and Aggressive Growth Fund, respectively: [TO BE PROVIDED BY AMENDMENT.]

As of _________, 1997, the Company's Directors and officers, as a group, owned _____% of the shares of the Growth Fund, and ______% of the shares of the Aggressive Growth Fund, respectively.


                           VALUATION OF FUND SHARES

The Company calculates the net asset value per share of each Fund as of the scheduled close of the New York Stock Exchange ("Exchange") (generally, 4:00 p.m. New York time) each day that the Exchange is open for trading. The Exchange is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If one of these holidays falls on a Saturday or Sunday, the Exchange will be closed on the preceding Friday or the following Monday, respectively.

For the purpose of determining the aggregate net assets of a Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the closing bid and asked prices on that day. Over-the-counter portfolio securities (other than securities reported on the NASDAQ National Market System) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisors. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by a Fund is its last sale price on the relevant exchange prior to the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and asked prices, options are valued within the range of the current closing bid and asked prices if the valuation is believed to fairly reflect the contract's market value.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the Exchange. The value of these securities used in computing the net asset value of each Fund is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the Exchange that will not be reflected in the computation of the net asset value of a Fund. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, a Fund may utilize a pricing service to perform any of the above described functions.

               ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES


DISTRIBUTIONS.  You may receive two types of distributions from a Fund:

1. INCOME DIVIDENDS. Each Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. CAPITAL GAIN DISTRIBUTIONS. The Funds may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Distributions by a Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carry forward or post-October loss deferral) may generally be made once a year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. Each Fund may make more than one distribution derived from net short-term and net long-term capital gains in any year or adjust the timing of these distributions for operational or other reasons.

TAXES. As stated in the Prospectus, each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, that Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains. In either case, distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

Subject to the limitations discussed below, all or a portion of the income distributions paid by a Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends received deduction under federal income tax law. If the aggregate qualifying dividends received by a Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will be an amount that does not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by each Fund annually in the Company's annual report to shareholders.

Corporate shareholders should note that dividends paid by a Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by a Fund as a dividend will not qualify for the dividends-received deduction. Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held (or deemed held) for more than 45 days in a substantially unhedged manner. The dividends-received deduction also may be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in shares of a Fund. Corporate shareholders whose investment in a Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years.

The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and at least 98% of its capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. Each Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of a Fund's shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will  be  recognized  in  an  amount  equal  to  the  difference  between  the shareholder's basis in the shares and the amount realized from the transaction, subject to the rules described below. If such shares are a capital asset in the hands of the shareholder, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares of a Fund will be disallowed to the extent that other shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares repurchased. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six-month period. All or a portion of the sales charge incurred in buying shares of a Fund will not be included in the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in another Fund of the Company and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of a Fund's shares.

A Fund's investment in options and futures contracts, including any stock options, stock index options, stock index futures and options on stock index futures are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Fund. The acceleration of income on Section 1256 positions may require a Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of its shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by a Fund.

When a Fund holds an option or other contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one
Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

As regulated investment companies, the Funds are also subject to the requirement that less than 30% of their annual gross income be derived from the sale or other disposition of securities and certain other investments held for less than three months ("short-short income"). This requirement may limit a Fund's ability to engage in options, straddles, hedging transactions and futures contracts because these transactions are often consummated in less than three months, may require the sale of portfolio securities held less than three months and may, as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within the Fund, resulting in additional short-short income for a Fund. Each Fund will monitor its transactions in such options and futures contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.

In order for each Fund to qualify as a regulated investment company, at least 90% of each Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income. Foreign exchange gains derived by a Fund with respect to the Fund's business of investing in stock or securities, or options or futures with respect to such stock or securities is qualifying income for purposes of this 90% limitation.


                  FURTHER DESCRIPTION OF THE COMPANY'S SHARES

VOTING RIGHTS. Under the Company's By-Laws and in accordance with applicable Maryland law, no annual meeting of shareholders is required in any year in which the election of Directors is not required to be acted upon under the 1940 Act. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAV of the Fund's shares. However, on matters affecting one Fund differently from the other Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund. Shares do not have cumulative voting rights, which means the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Board, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director. Shareholders of a particular Fund might have the power to elect all of the Company's Directors because that Fund has a majority of the total outstanding shares of the Company.

DIVIDEND RIGHTS. Dividends and distributions on shares of a particular Fund may be paid with such frequency as the Board may determine, which may be daily or otherwise, pursuant to a standing resolution or resolutions adopted with such frequency as the Board may determine. Such dividends and distributions may be paid to the holders of shares of a particular Fund, from such of the income and capital gains, accrued or realized, attributable to the assets belonging to that Fund, as the Board may determine, after providing for actual and accrued liabilities belonging to that Fund. All dividends and distributions on shares of a particular series or class will be distributed pro rata to the holders of that Fund in proportion to the number of shares of that Fund held by such holders at the date and time of record established for the payment of such dividends or distributions. The Board of Directors may declare and distribute a stock dividend to holders of shares of a Fund by the distribution of shares of another Fund.

LIQUIDATION RIGHTS. In the event of the liquidation of a Fund, the shareholders of that Fund will be entitled to receive, when and as declared by the Board of Directors, the excess of the assets belonging to that Fund over the liabilities belonging to that Fund. The holders of shares of a Fund will not be entitled thereby to any distribution upon liquidation of any other Fund. The assets that may be distributed to the shareholders of a Fund will be distributed among such shareholders in proportion to the number of shares of that Fund held by each such shareholder and recorded on the books of the Company. The liquidation of any particular Fund in which there are shares then outstanding may be authorized by an instrument in writing signed by a majority of the Directors then in office, subject to the affirmative vote of "a majority of the out standing voting securities" of that Fund, as the quoted phrase is defined in the 1940 Act.

PRE-EMPTIVE, CONVERSION AND TRANSFER RIGHTS. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable (the Board may, however, from time to time, adopt lawful rules and regulations with reference to the method of transfer). Subject to the 1940 Act, the Board of Directors has the authority to provide that the holders of shares of a Fund will have the right to convert or exchange such shares for or into shares of the other Fund in accordance with such requirements and procedures as the Board may establish.


                      THE COMPANY'S PRINCIPAL UNDERWRITER


Pursuant to a distribution agreement ("Distribution Agreement"), Monument Distributors has agreed to use its best efforts as principal underwriter to promote the sale of each Fund's shares in a continuous public offering. The Distribution Agreement will continue in effect until __________________ and thereafter, but only so long as its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Company's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the Distribution Agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The Distribution Agreement terminates automatically in the event of its assignment and may be terminated by either party on 60 days' written notice.

Monument Distributors pays the expenses of the distribution of the Company's shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Company pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Monument Distributors) and of sending prospectuses to existing shareholders.

For its services, Monument Distributors receives a sales commission on the sale of the shares of each Fund in the amount set forth in the Prospectus.

RULE 12B-1 PLAN. On ________, 1997, the Board, on behalf of each Fund, unanimously approved a Rule 12b-1 Plan ("Plan"), pursuant to which Monument Distributors is entitled to receive a 12b-1 fee for certain activities and expenses that are intended to result in the sale of Fund shares. See "Rule 12b-1 Plan" in the Prospectus for a description of these activities and expenses and the maximum 12b-1 fee payable under the Plan. As described in the Prospectus,

Monument Distributors has agreed to voluntarily waive the 12b-1 fee for the first year of operations of each Fund.

In adopting the Plan, the Board concluded that the increased sales of Fund shares that may result from the Plan are reasonably likely to benefit each Fund and its shareholders, over time, by lowering overall Fund expenses per share through economies of scale. The Plan is in effect for an initial one year period, and will remain continuously in effect thereafter, provided that the Board, including a majority of Rule 12b-1 Directors (described below) annually approves its continuance by votes cast at an in person meeting called for the purpose of voting on the Plan. Rule 12b-1 Directors include those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreements related thereto.

A majority of the Rule 12b-1 Directors must approve any material amendment to the Plan. In addition, the amount payable by a Fund under the Plan may not materially increase without the approval of a majority of the outstanding voting securities of that Fund. The Plan may be terminated at any time, with respect to a Fund, by a majority of the Rule 12b-1 Directors or by a majority of the outstanding voting securities of that Fund.


                            PERFORMANCE INFORMATION

From time to time, each Fund may state its average annual and cumulative total returns in advertisements and sales literature. SUCH PERFORMANCE DOES NOT REPRESENT THE ACTUAL EXPERIENCE OF ANY PARTICULAR INVESTOR, AND IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

AVERAGE ANNUAL TOTAL RETURN. Each Fund computes its average annual total return according to the following formula prescribed by the SEC:

                                     n
                                P(1+T) = ERV

         Where:

                 P    =  a hypothetical initial investment of $1,000
                 T    =  average annual total return
                 n    =  number of years
                 ERV  =  ending  redeemable  value  of a  hypothetical  $1,000 investment made at the beginning of the one-, five-, ten-year or shorter period shown

Average annual total return calculations will reflect the deduction of the maximum front-end sales charge from the hypothetical initial $1,000 purchase, and the reinvestment of income dividends and capital gain distributions at net asset value. The calculations also will reflect the assessment of the deferred sales charge at the end of the one-year or any shorter period. The calculations will not reflect the deduction for the Rule 12b-1 fee until such charge is actually assessed. Each Fund also may show average annual total return calculations

CUMULATIVE TOTAL RETURN. Each Fund also may quote its cumulative total return in advertisements and sales literature. Each Fund will compute cumulative total return in a manner similar to average annual total return, except that it will not annualize the results. The SEC has not prescribed a standard formula for computing cumulative total return. Cumulative total return is calculated according to the following formula:

                            C = (ERV/P) -1

         Where:

                 P    =  a hypothetical investment of $1,000
                 C    =  cumulative total return
                 ERV  =  ending  redeemable  value  of a  hypothetical  $1,000 investment made at the beginning of the one-, five-, ten-year or shorter period shown

Cumulative total return calculations will reflect the deduction of the maximum front-end sales charge from the hypothetical initial $1,000 purchase, and the reinvestment of income dividends and capital gain distributions at net asset value. The calculations also will reflect the assessment of the deferred sales charge at the end of the one-year or any shorter period. The calculations will not reflect the deduction for the Rule 12b-1 fee until such charge is actually assessed.

OTHER PERFORMANCE QUOTATIONS.  Each Fund may, from time to time, quote average
annual  and  cumulative  total  returns  using  different   assumptions  about
applicable sales charges.

VOLATILITY. Occasionally, a Fund may include in advertisements and sales literature statistics that show the volatility or risk of an investment in the Fund, as compared to a market index. One measure of volatility is beta. Beta is the volatility of a Fund relative to the total market, as represented by an index considered representative of the types of securities in which the Fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation measures the variability of net asset value or total return of a Fund around an average over a specified period of time. The greater the standard deviation, the greater the assumed risk in achieving performance.

PERFORMANCE COMPARISONS. To help you better evaluate how an investment in a Fund may satisfy your investment objectives, advertisements and sales materials about a Fund may discuss certain measures of performance as reported by various financial publications. These materials also may compare a Fund's performance to that of other investments, indices, and averages. See the Appendix for examples of the types of performance comparisons that a Fund may make.


                             FINANCIAL STATEMENTS


                          [TO BE ADDED BY AMENDMENT]

                                                                      APPENDIX

                            PERFORMANCE COMPARISONS

     Each Fund may compare its performance to the various averages, indices, and investments listed below. In addition, advertisements and sales literature for each Fund may discuss certain performance information set out in the various financial publications listed below.

     1. Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

     2. Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     3. The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

     4. Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     5. Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure of total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

     6. CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     7. Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for equity Fund.

     8. Value Line Index - an unmanaged index which follows the stock of approximately 1,700 companies.

     9. Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

     10. Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

     11. Financial publications: THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

     12. Russell 3000 Index - composed of 3,000 large U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. The average market capitalization (as of May 1995) is $1.74 billion.

     13. Russell 2000 Small Stock Index - consists of the smallest 2,000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The average market capitalization (as of May 1995) is $288 million.

     14. Stocks, Bonds, Bills, and Inflation, published by lbbotson Associates
- historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

     15. Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstars assessment of the historical risk adjusted performance of a fund over specified time periods relative to other Fund within its class.

     Advertisements also may compare a Fund's performance to the return on certificate of deposits ("CDs") or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. Government. An investment in a Fund is not insured by any federal, state or private entity.

                      REGISTRATION STATEMENT ON FORM N-1A
                          PART C - OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

(a)       List of Financial Statements

1. PART A. No Financial Highlights are included in Part A of this Registration Statement, because, as of the date of the Prospectus, Monument Series Fund, Inc. ("Registrant") did not have financial statements reporting operating results for a period of at least ten months.

2. PART B. The Registrant's Statement of Assets and Liabilities (showing the Registrant's initial capitalization), and the report of the Company's independent auditor's thereon, will be filed by amendment.

(b)       Exhibits:

       EXHIBIT
          NO.     DESCRIPTION OF EXHIBITS
          (1)     Articles of  Incorporation of Monument Series Fund, Inc. are
                  filed herewith.

          (2)     Bylaws of Monument Series Fund, Inc. are filed herewith.

          (3)     Not Applicable.

          (4)     Not Applicable.

          (5)     Form  of  Investment   Advisory  Agreement  by  and  between
                  Monument Series Fund, Inc. and Monument  Advisors,  Ltd., is
                  filed herewith.

          (6)     Form  of  Distribution  Agreement  by and  between  Monument
                  Series Fund, Inc. and Monument Distributors, Inc. is filed herewith.

          (7)     Not Applicable.

          (8) Form of Custody and Investment Accounting Agreement by and between Monument Series Fund, Inc. and State Street Bank and
                  Trust Company, is filed herewith.

          (9)(a)  Form of Transfer  Agent  Agreement  by and between  Monument
                  Series Fund, Inc. and State Street Bank and Trust Company is filed herewith.

          (9)(b)  Form of  Administration  Agreement  by and between  Monument
                  Series Fund, Inc. and State Street Bank and Trust Company is filed herewith.

          (9)(c)  Form  of  Shareholder  Services  Agreement  by  and  between
                  Monument   Series  Fund,   Inc.  and  Monument   Shareholder
                  Services, Inc. is filed herewith.


                                       1


          (10) Opinion and Consent of Counsel concerning the legality of the securities being registered (to be filed by amendment).

          (11)    Consent of Independent Auditors (to be filed by amendment).

          (12)    Not Applicable.

          (13)    Form of Subscription Agreement is filed herewith.

          (14)    Not Applicable.

          (15) Form of Plan of Distribution Pursuant to Rule 12b-1 is filed herewith.

          (16)    Not Applicable.

          (17)    The Financial Data Schedule required to be filed pursuant to
                  Form  N-1A,  Item  24(b)(17)  (to be filed by  amendment  as
                  Exhibit 27, as dictated by the Commission's  Electronic Data
                  Gathering,   Analysis,   and  Retrieval  System,   with  the
                  inclusion of the  financial  statements  to be filed four to six months following the  effectiveness of this Registration
                  Statement).

          (18)    Not Applicable.

          (27)    See response to Item 17.

ITEM 25. Persons Controlled by or Under Common Control with Registrant

     No person is controlled by the Registrant, and no person is under common control with the Registrant. No person owns more that 25% of the Registrant's shares of common stock. A form of agreement pertaining to Registrant's initial capitalization is filed as an exhibit in response to Item 24(b)(13) of this Registration Statement.


ITEM 26. Number of Holders of Securities

     As of the date of filing of this Registration Statement, there were no shareholders of the Registrant, because the Registrant had not yet commenced operations.

ITEM 27. Indemnification

     Under Section 2-418 of Maryland General Corporation Law, a corporation may indemnify certain Directors, officers, employees, or agents. Consistent with Maryland law, Article Seventh of Registrant's Articles of Incorporation ("Articles") permits it to indemnify its Directors and officers to the fullest extent permitted by law. In addition, Section 10 of Registrant's By-Laws permits it to insure and indemnify its Directors, officers, employees and agents to the fullest extent permitted by law. The above-cited provisions of Registrant's Articles and By-Laws, which are filed herewith, are incorporated by reference into this Item.

     The Registrant will enter into agreements with various service providers, pursuant to which Directors, officers and employees of the Registrant, and/or the adviser or the underwriter of the Registrant may be indemnified, to the extent permitted by applicable law. Forms of these agreements have been filed as exhibits to this Registration Statement. Once executed, they will be incorporated by reference into this Item to the extent necessary.

     Insofar as indemnification for liabilities arising under Securities Act of 1933 (the "1933 Act") may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and Other Connections of Investment Adviser

     Monument Advisors, Ltd. ("Advisors"), the Registrant's investment adviser, located at 8377 Cherry Lane, Laurel, Maryland 20707-4831, acts as manager or adviser to qualified individuals, retirement plans, charitable foundations and trusts. David A. Kugler and Wesley A. Wilson are both officers of Advisors. Mr. Kugler was an account executive for Paine Webber, Inc., located at 100 East Pratt Street, Baltimore, Maryland 21202, from September 1994 through January 1997. Mr. Wilson was an assistant to financial consultants for Merrill Lynch, Inc., located at 707 E. Main Street, Richmond, Virginia 23219, from May 1994 through November 1995. From November 1995 through January 1997, Mr. Wilson supervised his family farm, located at Rt. 2, Box 26, Pamplin, Virginia 23458.

ITEM 29. Principal Underwriters

     (a)  Not applicable.

     (b) Following is certain information concerning Directors and executive officers of Monument Distributors, Inc. (additional information to be filed by amendment)

 NAME AND PRINCIPAL BUSINESS ADDRESS*     POSITION AND OFFICES WITH UNDERWRITER       POSITION AND OFFICES WITH REGISTRANT
 David A. Kugler                          Director, President, Treasurer,             Director, President, Treasurer, and Secretary
                                          and Secretary

* The principal business address of David A. Kugler is 8377 Cherry Lane, Laurel, Maryland 20707.

     (c)  Not applicable.

ITEM 30. Location of Accounts and Records

     The following entities prepare, maintain and preserve the records required by Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such records will be maintained on behalf of the Registrant for the periods prescribed by the rules and regulations of the Commission under the 1940 Act and that such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

             (1)      Monument Advisors, Ltd.
                      8377 Cherry Lane
                      Laurel, Maryland  20707

             (2)      Monument Distributors, Inc.
                      8377 Cherry Lane
                      Laurel, Maryland  20707

             (3)      Investors Fiduciary Trust Company
                      127 West 10th Street
                      Kansas City, Missouri  64105

             (4)      State Street Bank and Trust Company
                      225 Franklin Street
                      Boston, Massachusetts  02110

ITEM 31. Management Services

     Not Applicable.

ITEM 32. Undertakings

     (a)  Not applicable.

     (b) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

     (c)  Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Laurel and Maryland on the 30th day of April, 1997.

                                          MONUMENT SERIES FUND, INC.

                                          BY:/s/DAVID A. KUGLER
                                             ------------------
                                             David A. Kugler
                                             President
                                             MONUMENT SERIES FUND, INC.

ATTEST:/s/WESLEY A. WILSON
       -------------------
       Wesley A. Wilson
       Assistant Secretary
       MONUMENT SERIES FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    (SIGNATURE)                     (TITLE)                            (DATE)

 /s/DAVID A. KUGLER            Director, President (Principal       April 30, 1997
 ------------------              Executive Officer) and
 David A. Kugler                 Treasurer (Principal
                                 Financial Officer and
                                 Principal Accounting Officer)

                                 EXHIBIT INDEX
 (1)    Articles of Incorporation of Monument Series Fund, Inc.

 (2)    Bylaws of Monument Series Fund, Inc.

 (5)    Form of Investment  Advisory  Agreement by and between Monument Series
        Fund, Inc. and Monument Advisors, Ltd.

 (6)    Form of Distribution Agreement by and between Monument Series Fund,
        Inc. and Monument Distributors

 (8)    Form of Custody and Investment Accounting Agreement by and between
        Monument Series Fund, Inc. and Investors Fiduciary Trust Company

 (9)(a) Form of Transfer Agent Agreement by and between  Monument Series Fund,
        Inc. and State Street Bank and Trust Company

 (9)(b) Form of Administration Agreement by and between Monument Series Fund.,
        Inc. and State Street Bank and Trust Company

 (9)(c) Form of Shareholder  Services Agreement by and between Monument Series
        Fund, Inc. and Monument Shareholder Services, Inc.

(13)    Form of Subscription Agreement

(15)    Form of Plan of Distribution Pursuant to Rule 12b-1